Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Nature of Operations [Abstract]
NATURE OF OPERATIONS

1.      NATURE OF OPERATIONS

Versus Systems Inc. (the Company) was continued under the Business Corporations Act (British Columbia) effective January 2, 2007. The Company’s head office and registered and records office is 1558 West Hastings Street, Vancouver, BC, V6C 3J4, Canada. The Company’s common stock is traded on the NASDAQ under the symbol “VS”. The Company’s Unit A warrants are traded on NASDAQ under “VSSYW”. On November 9, 2022, the Company completed a one-for-15 reverse stock split of the Company’s common shares. On December 28, 2023, the Company completed a one-for-16 reverse stock split of the Company’s common shares. All share and per share data are presented to reflect the reverse share splits on a retroactive basis.

The Company is engaged in the technology sector and has developed a proprietary prizing and promotions tool allowing game developers and creators of streaming media, live events, broadcast TV, games, apps, and other content to offer real world prizes inside their content. The ability to win prizes drives increased levels of consumer engagement creating an attractive platform for advertisers.

In June 2021, the Company completed its acquisition of multimedia, production, and interactive gaming company Xcite Interactive, a provider of online audience engagement through its owned and operated XEO technology platform. The Company partners with professional sports franchises across Major League Baseball (MLB), National Hockey League (NHL), National Basketball Association (NBA) and the National Football League (NFL) to drive audience engagement.

In September 2024 the Company closed down its operations within the United Kingdom, Versus Systems UK, Ltd. The United Kingdom had limited activity for the nine months ended September 30, 2024 and 2023, respectively.

On August 22, 2024, the Company received a letter from The Nasdaq Capital Market (“Nasdaq”), notifying the Company that it is no longer in compliance with the minimum stockholders’ equity requirement for continued listing on the Nasdaq Capital Market. Nasdaq Listing Rule 5550(b)(1) requires listed companies to maintain stockholders’ equity of at least $2.5 million. In addition, as of August 22, 2024, the Company did not meet the alternative compliance standards relating to the market value of listed securities or net income from continuing operations.

In October 2024, the Company entered into a $2,500,000 funding agreement with ASPIS Cyber Technologies (“ASPIS”). At that time, ASPIS delivered to the Company $500,000 and agreed to, on or before November 15, 2024, deliver to the Company an additional $2,000,000. However, the Company has informally agreed to defer the $2,000,000 until Nasdaq has progressed further with its review of the Company’s plan. Pursuant to that agreement, the Company issued to ASPIS a senior convertible promissory note in the principal amount of the total amount funded. The note provides that upon approval by the Company’s shareholders and the Company’s redomiciling to Delaware the amount funded to date plus, at ASPIS’s option, any accrued and unpaid interest thereon, will be converted into units of the Company, each equal to (a) one common share of the Company and (b) a warrant to purchase one-half of one Common Share at a purchase price of $4.00 per one whole share, exercisable for five years.

Under the terms of the agreement, upon the Company’s shareholders’ approval and the Company’s redomiciling to Delaware, assuming only $2,500,000 is funded, ASPIS will receive upon the Conversion 2,155,172 Common Shares and warrants to purchase an additional 1,077,586 shares.

Additionally, the Company entered into a Technology License and Software Development Agreement (the “License Agreement”) in October 2024 which provides for the Company to license its gamification, engagement and QR code technology to ASPIS for use in ASPIS’s website business and for development of additional functionality for Versus’ technology.

Pursuant to the License Agreement, the Company granted ASPIS a license to use Versus’ technology in ASPIS’s website business that provides cybersecurity technology. ASPIS will pay for any required technology modifications, improvements and developments to Versus’ technology in addition to a license fee of $165,000 per month beginning in January 2025. The Company will retain ownership of Versus’ technology and ASPIS will hold an exclusive license to use Versus’ technology in the cybersecurity industry so long as ASPIS continues to pay the monthly license fee. The License Agreement has an initial term of one year with successive renewal terms of one year each upon ASPIS’s written approval, subject to earlier termination by the Company or ASPIS.

In October 2024, the Company warrant holders exercised 240,490 warrants issued in December 2023 offering upon such exercise, the Company issued 240,490 common shares at a price of $3.68 per share, for $885,003 proceeds.

Going Concern

These condensed interim consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. Different bases of measurement may be appropriate if the Company is not expected to continue operations for the foreseeable future. As of September 30, 2024, the Company has not achieved positive cash flow from operations and is not able to finance day to day activities through operations and as such, there is substantial doubt as to the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to attain profitable operations and generate funds therefrom and/or raise equity capital or borrowings sufficient to meet current and future obligations. These condensed interim consolidated financial statements do not include any adjustments as to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. These adjustments could be material.

Management’s plans include attempting to secure additional required funding through equity or debt financing, if available, seeking to enter into a partnership or other strategic agreement regarding, or sales or out-licensing of, its technology. There can be no assurance that we will be able to obtain required funding in the future. If the Company does not obtain required funding, the Company’s cash resources will be depleted in the near term and the Company would be required to materially reduce or suspend operations, which would likely have a material adverse effect on the Company’s business, stock price and our relationships with third parties with whom the Company have business relationships. If the Company does not have sufficient funds to continue operations, the Company could be required to seek bankruptcy protection, dissolution or liquidation, or other alternatives that could result in the Company’s stockholders losing some or all of their investment in us. The Company has implemented expense reduction measures including, without limitation, employee headcount reductions and the reduction or discontinuation of certain product development programs. Additionally, the Company is not in compliance with certain listing standards of the Nasdaq National Market and there can be no assurance that the Company will be successful in curing the deficiencies and regaining compliance by the applicable cure dates. (See Note 11 for additional information).

1.      NATURE OF OPERATIONS

Versus Systems Inc. (the Company) was continued under the Business Corporations Act (British Columbia) effective January 2, 2007. The Company’s head office and registered and records office is 1558 West Hastings Street, Vancouver, BC, V6C 3J4, Canada. The Company’s common stock is traded on the NASDAQ under the symbol “VS”. The Company’s Unit A warrants are traded on NASDAQ under “VSSYW”. On November 9, 2022, the Company completed a one-for-15 reverse stock split of the Company’s common shares. On December 28, 2023, the Company completed a one-for-16 reverse stock split of the Company’s common shares. All share and per share data are presented to reflect the reverse share splits on a retroactive basis.

The Company is engaged in the technology sector and has developed a proprietary prizing and promotions tool allowing game developers and creators of streaming media, live events, broadcast TV, games, apps, and other content to offer real world prizes inside their content. The ability to win prizes drives increased levels of consumer engagement creating an attractive platform for advertisers.

In June 2021, the Company completed its acquisition of multimedia, production, and interactive gaming company Xcite Interactive, a provider of online audience engagement through its owned and operated XEO technology platform. The Company partners with professional sports franchises across Major League Baseball (MLB), National Hockey League (NHL), National Basketball Association (NBA) and the National Football League (NFL) to drive audience engagement.

The Company is in the process of considering a number of strategic alternatives for the Company focused on maximizing shareholder value, including, but not limited to, an acquisition, merger, reverse merger, sale of assets, strategic partnership, capital raise or other transaction. The Company is hopeful that the change in governing jurisdiction from British Columbia to Delaware will more appropriately reflect its shift in strategy and will (i) improve our access to capital markets, increase funding and strategic flexibility and reduce the cost of capital, (ii) improve the Company’s ability to execute an acquisitive growth strategy using its capital stock as consideration, and (iii) better focus management efforts on each U.S. and international operation and better attract and retain key employees.

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. Different bases of measurement may be appropriate if the Company is not expected to continue operations for the foreseeable future. As of December 31, 2023, the Company has not achieved positive cash flow from operations and is not able to finance day to day activities through operations and as such, there is substantial doubt as to the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to attain profitable operations and generate funds therefrom and/or raise equity capital or borrowings sufficient to meet current and future obligations. These consolidated financial statements do not include any adjustments as to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. These adjustments could be material.